UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07470

EAGLE SERIES TRUST
 (Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
KATHY KRESCH INGBER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments

Investment Portfolios
(UNAUDITED) | 01.31.2013

EAGLE INTERNATIONAL EQUITY FUND

Common stocks—96.3%	Shares	Value

Australia—0.3%
Telstra Corp. Ltd.	16,449	$78,990

Austria—0.2%
Erste Group Bank AG*	1,457	49,033

Belgium—0.7%
Anheuser-Busch InBev N.V.	1,526	134,920
KBC Groep N.V.	2,277	89,768

Brazil—1.1%
Banco Bradesco S.A., Sponsored ADR	4,082	75,027
Banco Santander Brasil S.A., Sponsored ADR	17,012	126,229
Grupo BTG Pactual †	1,911	32,868
Itau Unibanco Holding S.A., Sponsored ADR	6,173	106,361

Britain—15.7%
AMEC PLC	2,777	47,611
ARM Holdings PLC	11,258	154,090
Barclays PLC	80,334	385,032
BHP Billiton PLC	9,228	316,382
BT Group PLC	16,358	64,593
Compass Group PLC	12,839	155,571
Diageo PLC	20,328	605,801
GlaxoSmithKline PLC	11,158	255,181
HSBC Holdings PLC	53,059	603,114
Lloyds Banking Group PLC*	283,660	231,653
Rio Tinto PLC	2,950	166,562
Rolls-Royce Holdings PLC	29,671	445,171
Royal Bank of Scotland Group PLC*	49,650	270,331
SABMiller PLC	1,979	98,869
Standard Chartered PLC	5,715	152,048
Vodafone Group PLC	176,193	480,920
Whitbread PLC	1,953	79,605
WPP PLC	22,283	349,903

Canada—0.9%
BCE, Inc.	740	32,875
Cenovus Energy, Inc.	1,684	55,903
Rogers Communications, Inc., Class B	1,049	48,748
Suncor Energy, Inc.	4,459	151,554

China—1.8%
Bank of China Ltd., Class H	199,000	98,126
China Construction Bank Corp., Class H	171,000	147,711
Dongfeng Motor Group Co. Ltd., Class H	22,000	35,913
Industrial & Commercial Bank of China Ltd., Class H	148,000	111,448
Tencent Holdings Ltd.	4,500	157,477

Czech—0.4%
Komercni Banka AS	536	108,277

Denmark—0.8%
Novo Nordisk AS, Class B	1,414	260,577

France—13.4%
Air Liquide S.A.	1,108	141,628
AXA S.A.	7,883	145,996
BNP Paribas	8,414	523,741
Christian Dior S.A.	453	79,161
Cie Generale d'Optique Essilor International S.A.	939	95,738
Credit Agricole S.A.*	20,445	202,431
Danone	1,330	92,172
European Aeronautic Defence and Space Co. N.V.	5,309	$248,435
Eutelsat Communications	2,306	79,248
Iliad S.A.	355	65,697
L'Oreal S.A.	1,103	163,843
LVMH Moet Hennessy Louis Vuitton S.A.	1,326	249,992
Pernod-Ricard S.A.	2,508	313,974
PPR	1,189	255,725
Publicis Groupe S.A.	1,408	91,985
Remy Cointreau S.A.	686	87,547
Safran S.A.	2,020	92,746
Sanofi	7,930	772,988
Schneider Electric S.A.	1,256	95,673
Societe Generale S.A.*	6,655	300,678
Technip S.A.	392	42,557

Germany—9.9%
Adidas AG	416	38,664
Allianz SE	1,376	196,829
BASF SE	2,017	204,470
Bayer AG	3,970	391,779
Bayerische Motoren Werke AG	1,985	199,851
Brenntag AG	511	72,818
Commerzbank AG*	38,747	84,914
Continental AG	1,095	128,533
Daimler AG	1,867	108,689
Deutsche Post AG	7,173	168,445
Fraport AG	4,752	288,094
Fresenius Medical Care AG & Co. KGaA	2,756	194,327
Fresenius SE & Co. KGaA	1,336	162,627
HeidelbergCement AG	1,244	78,357
Kabel Deutschland Holding AG	1,009	81,817
Linde AG	1,283	234,132
SAP AG	4,226	346,235
ThyssenKrupp AG*	3,404	82,687

Greece—0.1%
Coca Cola Hellenic Bottling Co. S.A.*	1,316	34,218

Hong Kong—1.0%
Brilliance China Automotive Holdings Ltd.*	12,000	16,123
Cheung Kong Holdings Ltd.	4,000	65,606
China Mobile Ltd.	18,500	202,382
Hang Lung Properties Ltd.	7,000	26,401

India—0.2%
HDFC Bank Ltd., Sponsored ADR	1,352	54,377

Ireland—0.3%
Experian PLC	6,253	107,119

Italy—4.1%
Eni SpA	7,019	175,371
Intesa Sanpaolo SpA	242,362	495,214
UniCredit SpA*	82,197	531,724
Unione di Banche Italiane SCPA	11,468	59,887

Japan—16.5%
Astellas Pharma, Inc.	1,200	61,086
Chubu Electric Power Co., Inc.	2,400	30,313
Daikin Industries Ltd.	8,890	339,287
Denso Corp.	4,800	179,518
Honda Motor Co. Ltd.	8,690	332,634
Isuzu Motors Ltd.	53,000	332,101
ITOCHU Corp.	7,500	$84,805
Japan Tobacco, Inc.	3,600	111,648
KDDI Corp.	1,900	141,287
Komatsu Ltd.	11,800	314,211
Mitsubishi UFJ Financial Group, Inc.	57,400	327,032
Nitto Denko Corp.	4,000	225,709
Seven & i Holdings Co. Ltd.	5,300	160,861
SMC Corp.	1,000	173,000
Sony Corp.	7,500	111,707
Sumitomo Mitsui Financial Group, Inc.	8,300	333,107
Suzuki Motor Corp.	9,400	245,986
Takeda Pharmaceutical Co. Ltd.	3,200	164,470
The Bridgestone Corp.	4,600	120,376
The Kansai Electric Power Co., Inc.	3,000	28,542
Tokyo Electric Power Co., Inc.*	7,500	17,470
Toyota Motor Corp.	16,741	799,108
Unicharm Corp.	7,816	414,540
Yahoo Japan Corp.	177	69,468

Luxembourg—0.1%
L'Occitane International S.A.	14,764	44,356

Macau—0.6%
Sands China Ltd.	19,600	98,816
Wynn Macau Ltd.*	28,000	78,526

Mexico—0.2%
Grupo Financiero Banorte, SAB de CV, Class O	10,995	75,813

Netherlands—4.1%
Akzo Nobel N.V.	1,343	91,887
ASML Holding N.V.	2,300	172,699
ING Groep N.V., CVA*	22,904	231,657
Koninklijke DSM N.V.	2,493	152,850
Koninklijke Philips Electronics N.V.	2,606	81,014
Reed Elsevier N.V.	7,058	109,681
Unilever N.V., CVA	7,843	317,347
Ziggo N.V.	3,776	120,460

Norway—0.5%
DnB ASA	3,919	54,808
Seadrill Ltd.	782	30,963
Telenor ASA	2,447	53,976

Portugal—0.3%
EDP - Energias de Portugal S.A.	27,942	90,208

Russian Federation—1.8%
Sberbank of Russia	157,400	570,575

South Korea—0.8%
Samsung Electronics Co. Ltd.	180	239,355

Spain—0.7%
Iberdrola S.A.	14,159	76,475
Inditex S.A.	749	104,302
Mediaset Espana Comunicacion S.A.	3,367	25,101

Sweden—1.5%
Atlas Copco AB, Class A	2,740	78,212
Nordea Bank AB	7,127	78,636
Sandvik AB	2,197	35,281
Svenska Cellulosa AB, Class B	7,994	193,454
Swedbank AB, Class A	3,091	72,751
Adecco S.A.*	1,411	$81,089
Cie Financiere Richemont S.A.	2,887	236,392
Credit Suisse Group AG*	6,778	200,350
Flughafen Zuerich AG	82	36,515
Holcim Ltd.*	2,458	191,362
Nestle S.A.	11,411	801,234
Novartis AG	12,438	846,470
Roche Holding AG	2,928	646,474
Swiss Re AG*	2,045	151,913
Syngenta AG	710	306,037
The Swatch Group AG	715	392,364
Transocean Ltd.	1,376	78,095
UBS AG	20,698	357,356
Xstrata PLC	8,237	154,350
Zurich Insurance Group AG*	1,582	455,104

Taiwan—1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	110,000	377,582

Turkey—0.9%
Akbank TAS	13,710	69,378
Turkiye Garanti Bankasi AS	13,710	68,755
Turkiye Is Bankasi, Class C	18,972	70,117
Yapi ve Kredi Bankasi AS*	23,517	68,996

United Arab Emirates—0.2%
Dragon Oil PLC	7,221	65,050

Total common stocks (cost $22,714,005)		29,790,339

Preferred stocks—2.5%

Germany—2.3%
Henkel AG & Co. KGaA	874	77,172
Porsche Automobil Holding SE	1,987	172,938
Volkswagen AG	1,887	466,699

South Korea—0.2%
Samsung Electronics Co. Ltd.	77	59,964

Total preferred stocks (cost $462,297)		776,773

Holding companies—0.2%

Hong Kong—0.2%
Hutchison Whampoa Ltd.	6,000	67,076

Total Holding companies (cost $56,428)		67,076

Total investment portfolio (cost $23,232,730) 99.0%		30,634,188

Other assets in excess of liabilities 1.0%		302,612

Total net assets 100.0%		$30,936,800

* †
Non-income producing security
Brazilian Units: each of which represents one common share and two Series A preferred shares of Banco BTG Pactual, and one Class A voting common share and two Class B non-voting common shares of BTG Pactual Participations in the form of Brazilian Depository Receipts ("BDRs").

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Financial	27.3%
Consumer, non-cyclical	23.7%
Consumer, cyclical	17.1%
Industrial	8.7%
Basic materials	7.6%
Communications	7.2%
Technology	4.3%
Energy	2.1%
Utilities	0.8%
Diversified	0.2%

Forward foreign currency contracts outstanding
Contract to deliver		Counterparty	In exchange for		Delivery date	Unrealized appreciation (depreciation)
JPY	27,725,364	Deutsche Bank AG	USD	306,608	03/21/13	$(3,328)
MXN	1,946,988	Credit Suisse First Boston	USD	153,587	03/20/13	(1,119)
MXN	2,026,962	Credit Suisse First Boston	USD	159,136	03/20/13	(404)
USD	844,531	Deutsche Bank AG	JPY	75,957,526	03/21/13	13,653
USD	32,395	Credit Suisse First Boston	MXN	413,835	03/20/13	(12)
USD	607,705	Credit Suisse First Boston	CHF	565,104	03/20/13	(13,538)
USD	676,036	Deutsche Bank AG	JPY	60,287,698	03/21/13	16,566
USD	633,542	Deutsche Bank AG	JPY	56,224,962	03/21/13	18,513
USD	905,452	Credit Suisse First Boston	CHF	840,316	03/20/13	(18,341)
		Net unrealized appreciation				$11,990

CHF—Swiss Franc
EUR— Euro
JPY—Japanese Yen
MXN—Mexico Nuevo Peso
USD—United States Dollar

Industry allocation
Industry	Value	Percent of net assets
Banks	$7,154,798	23.1%
Pharmaceuticals	3,399,025	11.0%
Auto manufacturers	2,710,042	8.8%
Chemicals	1,429,531	4.6%
Telecommunications	1,303,479	4.2%
Beverages	1,275,329	4.1%
Food	1,210,753	3.9%
Insurance	1,181,499	3.8%
Retail	1,149,644	3.7%
Semiconductors	1,003,690	3.2%
Aerospace/defense	786,352	2.5%
Mining	637,294	2.1%
Cosmetics/personal care	622,739	2.0%
Building materials	609,006	2.0%
Oil & gas	556,936	1.8%
Advertising	441,888	1.4%
Auto parts & equipment	428,427	1.4%
Machinery-construction & mining	392,423	1.3%
Apparel	367,817	1.2%
Software	346,235	1.1%
Engineering & construction	324,609	1.1%
Internet	292,642	0.9%
Healthcare products	258,365	0.8%
Lodging	256,947	0.8%
Electric	243,008	0.8%
Media	216,599	0.7%
Hand/machine tools	208,281	0.7%
Healthcare services	194,327	0.6%
Forest products & paper	193,454	0.6%
Commercial services	188,208	0.6%
Transportation	168,445	0.5%
Food service	155,571	0.5%
Home furnishings	111,707	0.4%
Agriculture	111,648	0.4%
Electrical components & equipment	$95,673	0.3%
Real estate	92,007	0.3%
Oil & gas services	90,168	0.3%
Distribution/wholesale	84,805	0.3%
Iron/steel	82,687	0.3%
Electronics	81,014	0.3%
Household products/wares	77,172	0.3%
Holding companies-diversified	67,076	0.2%
Diversified financial services	32,868	0.1%
Total investment portfolio	$30,634,188	99.0%

 |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 01.31.2013

EAGLE INVESTMENT GRADE BOND FUND
Corporate bonds—36.8%	Principal amount (in thousands)	Value

Auto manufacturers—0.8%
Daimler Finance North America LLC, 144A, FRN, 1.51%, 09/13/13	$1,000	$1,005,178

Banks—2.9%
National Bank of Canada, 1.50%, 06/26/15	1,000	1,015,115
The Goldman Sachs Group, Inc., 6.25%, 09/01/17	1,500	1,755,579
US Bancorp, 2.95%, 07/15/22	1,000	991,431

Beverages—1.5%
The Coca-Cola Co., FRN, 0.26%, 03/14/14	2,000	1,999,274

Biotechnology—1.1%
Gilead Sciences, Inc., 4.50%, 04/01/21	1,250	1,410,260

Commercial services—0.8%
The Western Union Co., 2.38%, 12/10/15	1,000	1,016,157

Diversified financial services—4.6%
AON Corp., 3.50%, 09/30/15	1,750	1,839,731
CME Group, Inc., 3.00%, 09/15/22	2,000	1,997,472
General Electric Capital Corp., 1.00%, 12/11/15	1,000	1,004,776
General Electric Capital Corp., 6.00%, 08/07/19	1,000	1,209,475

Electric—2.3%
Georgia Power Co., FRN, 0.63%, 03/15/13	2,000	2,000,160
NextEra Energy Capital Holdings, Inc., 2.55%, 11/15/13	1,000	1,013,434

Food—1.5%
General Mills, Inc., FRN, 0.66%, 05/16/14	2,000	2,006,178

Forest products & paper—0.8%
Plum Creek Timberlands LP, 4.70%, 03/15/21	1,000	1,092,558

Gas—1.1%
Sempra Energy, 9.80%, 02/15/19	1,000	1,405,294

Healthcare services—3.4%
Cigna Corp., 4.00%, 02/15/22	1,500	1,606,062
Laboratory Corp. of America Holdings, 2.20%, 08/23/17	1,750	1,771,091
WellPoint, Inc., 2.38%, 02/15/17	1,000	1,028,848

Housewares—0.8%
Newell Rubbermaid, Inc., 2.00%, 06/15/15	1,000	1,018,328

Insurance—1.0%
American International Group, Inc., 8.25%, 08/15/18	1,000	1,298,013

Leisure time—0.4%
Carnival Corp., 1.88%, 12/15/17	500	498,908

Media—1.1%
CBS Corp., 1.95%, 07/01/17	500	508,226
Discovery Communications LLC, 3.30%, 05/15/22	1,000	1,001,158

Mining—2.4%
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 03/01/17	1,000	1,007,317
Newmont Mining Corp., 5.13%, 10/01/19	1,000	1,155,882
Rio Tinto Finance USA PLC, 1.63%, 08/21/17	1,000	1,002,313

Oil & gas—3.4%
BP Capital Markets PLC, FRN, 0.91%, 03/11/14	1,750	1,760,282
Shell International Finance BV, 2.38%, 08/21/22	$1,000	$978,179
Total Capital Canada Ltd., FRN, 0.68%, 01/17/14	1,750	1,757,334

Pharmaceuticals—3.8%
AbbVie, Inc., 144A, 1.75%, 11/06/17	2,000	2,004,348
McKesson Corp., 0.95%, 12/04/15	1,000	1,002,509
Teva Pharmaceutical Finance III BV, FRN, 0.81%, 03/21/14	1,000	1,004,851
Zoetis, Inc., 144A, 1.88%, 02/01/18	1,000	998,245

Real estate investment trusts (REITs)—0.7%
Essex Portfolio LP, 144A, 3.63%, 08/15/22	1,000	983,362

Software—2.4%
Fiserv, Inc., 3.13%, 10/01/15	1,955	2,060,419
The Dun & Bradstreet Corp., 3.25%, 12/01/17	1,000	1,026,423

Total corporate bonds (cost $47,499,714)		48,234,170

Mortgage- and Asset-backed securities—38.0%

Asset-Backed Securities—10.0%
American Credit Acceptance Receivables Trust, Series 2012-3, Class A, 1.64%, 11/15/16 (a)(b)	939	939,196
AmeriCredit Automobile Receivables Trust, Series 2011-2, Class D, 4.00%, 05/08/17	1,045	1,100,067
AmeriCredit Automobile Receivables Trust, Series 2011-5, Class A3, 1.55%, 07/08/16	1,000	1,011,866
AmeriCredit Automobile Receivables Trust, Series 2012-5, Class D, 2.35%, 12/10/18	1,000	995,389
Ford Credit Auto Owner Trust, Series 2012-C, Class D, 2.43%, 01/15/19	1,000	1,009,010
Ford Credit Auto Owner Trust, Series 2012-D, Class D, 1.97%, 05/15/19	1,800	1,789,607
Ford Credit Floorplan Master Owner Trust, Series 2012-1, Class C, FRN, 1.71%, 01/15/16	3,000	3,023,157
Santander Drive Auto Receivables Trust, Series 2012-1, Class C, 3.78%, 11/15/17	1,000	1,053,271
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20%, 02/15/18	1,200	1,249,710
Tidewater Auto Receivables Trust, Series 2012-AA, Class A3, 1.99%, 04/15/19(a)(c)	1,000	999,058

Commercial mortgage-backed obligations—2.2%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A3, 5.10%, 08/15/38	69	69,517
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1A, Class A4, 5.33%, 08/12/40	1,412	1,423,630
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A6, 5.02%, 08/15/29	1,000	1,049,997
Morgan Stanley Capital I Trust, Series 2003-T11, Class A4, 5.15%, 06/13/41	394	397,655

Covered bonds—2.4%
Bank of Montreal, 144A, 2.63%, 01/25/16	1,000	1,056,600
Bank of Nova Scotia, 144A, 2.15%, 08/03/16	1,000	1,046,100
The Toronto-Dominion Bank, 144A, 2.20%, 07/29/15	1,000	1,039,900

Federal agency mortgage-backed obligations—23.4%
Fannie Mae Pool, Series 1212, Class MA, 2.50%, 10/01/22	$2,400	$2,497,403
Fannie Mae, REMIC, Series 2007-11, Class AB, 5.69%, 01/25/32	60	60,304
Fannie Mae, REMIC, Series 2007-118, Class AB, 5.00%, 04/25/35	124	125,082
Fannie Mae, REMIC, Series 2012-113, Class PB, 2.00%, 10/25/40	2,961	2,984,760
Fannie Mae, REMIC, Series 2012-93, Class TY, 2.00%, 06/25/42	3,142	3,200,676
Fannie Mae, REMIC, Series 2012-96, Class PD, 2.00%, 07/25/41	2,939	3,009,783
Freddie Mac, REMIC, Series 2628, Class AB, 4.50%, 06/15/18	106	111,855
Freddie Mac, REMIC, Series 2885, Class LC, 4.50%, 04/15/34	236	249,884
Freddie Mac, REMIC, Series 3456, Class CG, 5.00%, 01/15/35	167	168,011
Freddie Mac, REMIC, Series 4045, Class PA, 2.00%, 12/15/41	2,815	2,849,960
Freddie Mac, REMIC, Series 4068, Class MB, 2.00%, 02/15/42	3,548	3,609,650
Freddie Mac, REMIC, Series 4097, Class BG, 2.00%, 12/15/41	2,904	2,953,353
Freddie Mac, REMIC, Series 4097, Class EG, 2.00%, 11/15/40	2,446	2,473,892
Freddie Mac, REMIC, Series 4098, Class HA, 2.00%, 05/15/41	3,415	3,451,943
Freddie Mac, REMIC, Series 4105, Class KB, 2.25%, 08/15/41	2,460	2,529,189
Ginnie Mae, REMIC, Series 2004-86, Class PK, 4.00%, 09/20/34	319	337,702

Total asset-backed securities and mortgage-backed obligations (cost $49,827,834)		49,867,177

U.S. Treasuries—17.6%
U.S. Treasury Note, 2.00%, 04/30/16	5,250	5,509,219
U.S. Treasury Note, 1.00%, 09/30/16	7,250	7,363,847
U.S. Treasury Note, 2.38%, 07/31/17	6,000	6,427,500
U.S. Treasury Note, 0.63%, 08/31/17	1,250	1,241,211
U.S. Treasury Note, 1.75%, 10/31/18	2,000	2,076,876
U.S. Treasury Note, 1.63%, 11/15/22	500	484,062

Total U.S. Treasuries (cost $22,789,056)		23,102,715

U.S. Government agency securities—4.2%
Private Export Funding Corp., 2.25%, 12/15/17	1,750	1,854,792
Tennessee Valley Authority, 5.50%, 07/18/17	3,000	3,618,198

Total U.S. Government agency securities (cost $5,214,717)		5,472,990

Supranational banks—0.8%
International Bank for Reconstruction & Development, 2.38%, 05/26/15	$1,000	$1,046,792

Total supranational banks (cost $996,420)		1,046,792

Total investment portfolio (cost $126,327,741) 97.4%		127,723,844

Other assets in excess of liabilities 2.6%		3,352,957

Total net assets 100.0%		$131,076,801

(a)—Restricted security deemed to be illiquid for purposes of compliance limitations on holdings of illiquid securities. Securities were purchased under Rule 144A of the 1933 Act or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2013 the securities aggregated $1,938,254 or 1.5% of the net assets of the Fund.
(b)—Security purchased on November 27, 2012, at a cost of $999,963 which was 0.7% of net assets at time of purchase. At January 31, 2013, this security represented 0.7% of the net assets of the Fund.
(c)—Security purchased on November 19, 2012, at a cost of $999,965 which was 0.7% of net assets at time of purchase. At January 31, 2013, this security represented 0.8% of the net assets of the Fund.

144A—144A securities are issued pursuant to Rule 144A of the Securities Act of 1933. Most of these are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and all may be resold as transactions exempt from registration to qualified institutional buyers. At January 31, 2013, these securities aggregated $8,133,733 or 6.2% of the net assets of the Fund.

FRN—Floating rate notes reset their interest rates on a semiannual or quarterly basis. Rate shown was as of January 31, 2013.
REMIC—Real estate mortgage investment conduit

Standard & Poor's bond ratings
Bond rating	Percent of net assets
AAA	3.8%
AA	52.8%
A	19.3%
BBB	18.3%
Not rated	3.2%

Moody's bond ratings
Bond rating	Percent of net assets
Aaa	50.9%
Aa	10.8%
A	10.1%
Bbb	20.8%
Not rated	4.8%

      |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 01.31.2013

EAGLE MID CAP GROWTH FUND

Common stocks—98.0%	Shares	Value

Aerospace/defense—1.4%
B/E Aerospace, Inc.*	66,165	$3,406,836
Triumph Group, Inc.	44,996	3,166,368

Airlines—0.8%
Delta Air Lines, Inc.*	276,695	3,843,293

Apparel—1.6%
Michael Kors Holdings Ltd.*	133,960	7,519,175

Beverages—2.2%
Monster Beverage Corp.*	224,440	10,750,676

Biotechnology—2.7%
ARIAD Pharmaceuticals, Inc.*	246,165	4,893,760
Vertex Pharmaceuticals, Inc.*	180,490	8,082,342

Building materials—3.0%
Eagle Materials, Inc.	109,890	7,117,575
Fortune Brands Home & Security, Inc.*	231,627	7,583,468

Chemicals—4.8%
CF Industries Holdings, Inc.	37,990	8,706,168
Huntsman Corp.	241,840	4,263,639
Westlake Chemical Corp.	110,502	10,150,714

Commercial services—1.8%
Gartner, Inc.*	75,105	3,868,659
Sotheby's	134,000	4,813,280

Computers—4.9%
Fortinet, Inc.*	261,160	6,160,765
Fusion-io, Inc.*	157,515	2,753,362
IHS, Inc., Class A*	100,068	10,296,997
Riverbed Technology, Inc.*	234,615	4,551,531

Distribution/wholesale—2.4%
Fastenal Co.	100,980	5,016,686
Fossil, Inc.*	62,770	6,627,257

Diversified financial services—5.4%
Ameriprise Financial, Inc.	170,195	11,287,332
TD AMERITRADE Holding Corp.	491,491	9,530,011
The Charles Schwab Corp.	305,715	5,053,469

Electronics—0.5%
Amphenol Corp., Class A	36,940	2,496,036

Engineering & construction—1.7%
Chicago Bridge & Iron Co. N.V.	165,997	8,434,308

Entertainment—1.3%
Bally Technologies, Inc.*	125,434	6,040,901

Environmental control—1.6%
Waste Connections, Inc.	212,532	7,655,403

Food—0.8%
The Fresh Market, Inc.*	82,901	4,053,030

Hand/machine tools—1.1%
Stanley Black & Decker, Inc.	68,625	5,272,459

Healthcare products—3.9%
Edwards Lifesciences Corp.*	57,274	5,150,651
Sirona Dental Systems, Inc.*	77,220	5,132,813
The Cooper Companies, Inc.	86,625	8,779,444

Healthcare services—1.2%
Universal Health Services, Inc., Class B	101,865	5,769,634

Home builders—1.7%
PulteGroup, Inc.*	397,002	8,233,821

Home furnishings—1.9%
Harman International Industries, Inc.	209,705	$9,390,590

Household products/wares—1.8%
Church & Dwight Co., Inc.	150,510	8,697,973

Insurance—1.1%
Arch Capital Group Ltd.*	114,250	5,303,485

Internet—0.7%
TIBCO Software, Inc.*	145,055	3,400,089

Leisure time—1.9%
Royal Caribbean Cruises Ltd.	258,855	9,370,551

Lodging—2.8%
Starwood Hotels & Resorts Worldwide, Inc.	120,640	7,408,502
Wynn Resorts Ltd.	47,185	5,908,506

Machinery-construction & mining—1.4%
Terex Corp.*	214,760	6,953,929

Machinery-diversified—1.0%
Flowserve Corp.	31,615	4,956,283

Media—2.8%
Sirius XM Radio, Inc.	4,292,750	13,479,235

Miscellaneous manufacturer—3.7%
Colfax Corp.*	171,206	7,637,500
Hexcel Corp.*	182,655	4,893,327
Pentair Ltd.	106,090	5,376,641

Oil & gas—5.7%
Cabot Oil & Gas Corp.	204,640	10,800,899
Cobalt International Energy, Inc.*	176,990	4,284,928
Concho Resources, Inc.*	27,630	2,520,409
Oasis Petroleum, Inc.*	141,710	5,084,555
Rowan Companies PLC, Class A*	137,955	4,756,688

Oil & gas services—1.8%
Cameron International Corp.*	138,614	8,775,652

Pharmaceuticals—7.3%
AmerisourceBergen Corp.	121,945	5,532,645
BioMarin Pharmaceutical, Inc.*	99,426	5,457,493
Catamaran Corp.*	197,010	10,222,849
Herbalife Ltd.	84,850	3,081,752
Mead Johnson Nutrition Co.	49,455	3,758,580
Mylan, Inc.*	258,330	7,302,989

Real estate investment trusts (REITs)—2.0%
MFA Financial, Inc.	1,085,490	9,758,555

Retail—4.9%
DSW, Inc., Class A	63,757	4,267,256
HSN, Inc.	149,094	8,886,002
Sally Beauty Holdings, Inc.*	402,007	10,669,266

Semiconductors—2.3%
Linear Technology Corp.	93,990	3,441,914
Microchip Technology, Inc.	67,215	2,248,342
Teradyne, Inc.*	327,720	5,295,955

Software—4.6%
ANSYS, Inc.*	102,620	7,552,832
Autodesk, Inc.*	130,310	5,066,453
Concur Technologies, Inc.*	66,007	4,415,868
Electronic Arts, Inc.*	319,215	5,021,252

Telecommunications—4.4%
IPG Photonics Corp.	102,139	6,688,062
SBA Communications Corp., Class A*	206,115	14,357,971

Transportation—1.1%
Expeditors International of Washington, Inc.	129,310	$5,547,399

Total common stocks (cost $362,321,375)		474,035,040

Total investment portfolio (cost $362,321,375) 98.0%		474,035,040

Other assets in excess of liabilities 2.0%		9,510,928

Net assets 100.0%		$483,545,968

*	Non-income producing security

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	21.7%
Consumer, cyclical	19.3%
Industrial	16.5%
Technology	11.8%
Financial	8.5%
Communications	7.9%
Energy	7.5%
Basic materials	4.8%

      |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 01.31.2013

EAGLE MID CAP STOCK FUND

Common stocks—94.9%	Shares	Value

Aerospace/defense—1.0%
B/E Aerospace, Inc.*	101,942	$5,248,994

Apparel—0.8%
Hanesbrands, Inc.*	114,185	4,279,654

Auto parts & equipment—0.7%
Dana Holding Corp.	230,390	3,704,671

Banks—3.4%
City National Corp.	51,469	2,725,798
East West Bancorp, Inc.	215,565	5,054,999
Signature Bank*	69,323	5,125,049
Zions Bancorporation	183,495	4,279,104

Biotechnology—1.9%
Bio-Rad Laboratories, Inc., Class A*	34,256	3,897,990
Life Technologies Corp.*	40,940	2,648,409
Myriad Genetics, Inc.*	120,300	3,255,318

Chemicals—3.9%
Airgas, Inc.	48,945	4,661,522
Ecolab, Inc.	69,325	5,019,130
Rockwood Holdings, Inc.	116,215	6,360,447
Sigma-Aldrich Corp.	44,870	3,469,797

Commercial services—2.5%
HMS Holdings Corp.*	107,140	2,920,637
Morningstar, Inc.	70,133	4,747,303
Quanta Services, Inc.*	167,190	4,843,494

Computers—3.0%
IHS, Inc., Class A*	34,760	3,576,804
Jack Henry & Associates, Inc.	88,382	3,666,085
MICROS Systems, Inc.*	93,783	4,316,832
Riverbed Technology, Inc.*	183,435	3,558,639

Distribution/wholesale—1.3%
LKQ Corp.*	288,488	6,459,246

Diversified financial services—2.7%
Affiliated Managers Group, Inc.*	38,735	5,575,129
IntercontinentalExchange, Inc.*	26,514	3,678,818
Invesco Ltd.	161,070	4,389,157

Electric—1.1%
ITC Holdings Corp.	71,367	5,780,727

Electrical components & equipment—2.0%
AMETEK, Inc.	122,335	5,014,511
Energizer Holdings, Inc.	61,170	5,322,402

Electronics—2.7%
FLIR Systems, Inc.	163,120	3,877,363
Mettler-Toledo International, Inc.*	18,110	3,848,918
Trimble Navigation Ltd.*	93,790	5,861,875

Engineering & construction—1.0%
Jacobs Engineering Group, Inc.*	103,985	5,002,718

Entertainment—0.7%
Dolby Laboratories, Inc., Class A	103,985	3,359,755

Environmental control—1.4%
Stericycle, Inc.*	38,740	3,655,119
Waste Connections, Inc.	92,155	3,319,423

Food—2.0%
Flowers Foods, Inc.	222,719	5,986,687
The Hain Celestial Group Inc.*	68,783	3,919,943

Hand/machine tools—0.8%
Regal-Beloit Corp.	52,535	3,895,996

Healthcare products—6.0%
DENTSPLY International, Inc.	143,845	$6,006,967
Hologic, Inc.*	183,500	4,374,640
IDEXX Laboratories, Inc.*	48,945	4,660,054
Masimo Corp.	154,873	3,143,922
ResMed, Inc.	111,335	4,876,473
Techne Corp.	65,185	4,672,461
Varian Medical Systems, Inc.*	39,685	2,803,745

Healthcare services—1.0%
MEDNAX, Inc.*	60,625	5,187,075

Household products/wares—2.1%
Church & Dwight Co., Inc.	92,698	5,357,017
Jarden Corp.*	93,790	5,518,604

Insurance—3.8%
Endurance Specialty Holdings Ltd.	110,105	4,725,707
Everest Re Group Ltd.	35,844	4,151,094
HCC Insurance Holdings, Inc.	146,030	5,648,440
ProAssurance Corp.	103,025	4,640,246

Internet—0.8%
F5 Networks, Inc.*	40,780	4,277,006

Iron/steel—1.2%
Steel Dynamics, Inc.	387,405	5,892,430

Leisure time—0.9%
Polaris Industries, Inc.	53,370	4,647,993

Lodging—0.9%
Wyndham Worldwide Corp.	81,557	4,550,065

Machinery-construction & mining—0.8%
Joy Global, Inc.	67,295	4,251,025

Machinery-diversified—4.7%
Flowserve Corp.	40,775	6,392,297
Gardner Denver, Inc.	38,740	2,726,134
IDEX Corp.	149,527	7,459,902
Roper Industries, Inc.	28,350	3,329,707
Wabtec Corp.	40,780	3,817,824

Media—0.0%
Liberty Media Corp.*	1	111
Starz - Liberty Capital*	1	16

Miscellaneous manufacturer—1.9%
AptarGroup, Inc.	76,785	3,956,731
Donaldson Co., Inc.	151,535	5,699,231

Oil & gas—3.5%
Energy XXI Bermuda Ltd.	81,146	2,541,493
Noble Corp.	120,300	4,872,150
Plains Exploration & Production Co.*	96,320	4,599,280
SM Energy Co.	97,860	5,691,537

Oil & gas services—4.4%
Core Laboratories N.V.	34,665	4,424,641
Dril-Quip, Inc.*	57,090	4,629,428
Helix Energy Solutions Group, Inc.*	134,137	3,181,730
Oil States International, Inc.*	46,899	3,638,424
Superior Energy Services, Inc.*	250,635	6,258,356

Pharmaceuticals—2.5%
Catamaran Corp.*	77,480	4,020,437
Endo Health Solutions, Inc.*	132,631	4,199,097
Shire PLC, Sponsored ADR	42,825	4,288,496

Real estate investment trusts (REITs)—1.8%
Alexandria Real Estate Equities, Inc.	48,945	3,548,513
Digital Realty Trust, Inc.	33,497	$2,274,781
Home Properties, Inc.	53,025	3,259,447

Retail—9.8%
Ascena Retail Group, Inc.*	293,602	4,976,554
Copart, Inc.*	139,420	5,006,572
Darden Restaurants, Inc.	8,144	378,696
Dick's Sporting Goods, Inc.	120,300	5,725,077
Dollar Tree, Inc.*	135,370	5,413,446
Dunkin' Brands Group, Inc.	159,025	5,806,003
MSC Industrial Direct Co., Inc., Class A	65,250	5,162,580
Panera Bread Co., Class A*	21,220	3,391,168
PVH Corp.	61,015	7,252,853
Tractor Supply Co.	61,170	6,341,494

Savings & loans—0.6%
New York Community Bancorp, Inc.	241,085	3,218,485

Semiconductors—2.5%
Altera Corp.	97,865	3,270,649
Microchip Technology, Inc.	124,385	4,160,678
Semtech Corp.*	171,745	5,179,829

Software—5.8%
ANSYS, Inc.*	59,130	4,351,968
Informatica Corp.*	144,765	5,357,753
Nuance Communications, Inc.*	187,575	4,511,179
Open Text Corp.*	105,060	6,130,251
Qlik Technologies, Inc.*	224,240	4,980,370
SolarWinds, Inc.*	71,505	3,891,302

Telecommunications—4.2%
NeuStar, Inc., Class A*	155,580	7,022,881
NICE Systems Ltd., Sponsored ADR*	194,360	7,169,941
Plantronics, Inc.	101,035	4,154,559
tw telecom inc.*	108,060	2,985,698

Textiles—0.5%
Cintas Corp.	56,440	2,385,154

Transportation—2.3%
Expeditors International of Washington, Inc.	67,121	2,879,491
Genesee & Wyoming, Inc., Class A*	63,210	5,346,302
J.B. Hunt Transport Services, Inc.	48,847	3,285,937

Total common stocks (cost $434,611,747)		480,240,060

Total investment portfolio (cost $434,611,747) 94.9%		480,240,060

Other assets in excess of liabilities 5.1%		25,750,513

Net assets 100.0%		$505,990,573

*	Non-income producing security

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Industrial	18.6%
Consumer, non-cyclical	18.0%
Consumer, cyclical	15.6%
Financial	12.3%
Technology	11.3%
Energy	7.9%
Basic materials	5.1%
Communications	5.0%
Utilities	1.1%

      |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 01.31.2013

EAGLE SMALL CAP GROWTH FUND

Common stocks—99.2%	Shares	Value

Aerospace/defense—2.0%
Triumph Group, Inc.	852,979	$60,024,132

Airlines—1.2%
JetBlue Airways Corp.*	3,153,775	18,323,433
US Airways Group, Inc.*	1,359,640	19,415,659

Apparel—1.4%
Steven Madden Ltd.*	902,697	41,596,278

Auto parts & equipment—1.1%
WABCO Holdings, Inc.*	517,358	32,417,652

Banks—0.5%
UMB Financial Corp.	349,443	15,469,842

Biotechnology—5.4%
Acorda Therapeutics, Inc.*	878,153	25,361,059
ARIAD Pharmaceuticals, Inc.*	1,883,436	37,442,708
Cubist Pharmaceuticals, Inc.*	734,430	31,609,867
Seattle Genetics, Inc.*	706,823	20,815,937
United Therapeutics Corp.*	910,806	49,083,335

Building materials—4.1%
Louisiana-Pacific Corp.*	2,768,007	53,782,376
Texas Industries, Inc.*	513,141	29,166,935
USG Corp.*	1,430,175	42,032,843

Chemicals—4.4%
Chemtura Corp.*	1,216,788	28,862,211
Huntsman Corp.	2,867,293	50,550,376
Intrepid Potash, Inc.	661,698	15,417,564
Kraton Performance Polymers, Inc.*	701,144	18,405,030
Quaker Chemical Corp.	342,784	19,596,961

Commercial services—4.3%
LifeLock, Inc.*	1,935,204	18,152,213
Monster Worldwide, Inc.*	6,257,651	36,294,376
Parexel International Corp.*	1,053,252	35,652,580
Sotheby's	758,155	27,232,928
Team Health Holdings, Inc.*	453,080	15,345,820

Computers—3.9%
Fortinet, Inc.*	2,589,761	61,092,462
Fusion-io, Inc.*	1,787,921	31,252,859
Riverbed Technology, Inc.*	1,418,461	27,518,143

Distribution/wholesale—0.8%
MWI Veterinary Supply, Inc.*	216,760	24,344,316

Diversified financial services—0.7%
Stifel Financial Corp.*	588,602	21,689,984

Electronics—1.4%
Coherent, Inc.	755,045	41,837,043

Entertainment—3.0%
Bally Technologies, Inc.*	941,455	45,340,473
Pinnacle Entertainment, Inc.*	1,055,308	16,410,039
SHFL entertainment, Inc.*	2,020,619	29,905,161

Environmental control—1.7%
Waste Connections, Inc.	1,434,552	51,672,563

Food—2.5%
The Fresh Market, Inc.*	845,129	41,318,357
United Natural Foods, Inc.*	635,808	34,320,916

Hand/machine tools—1.2%
Regal-Beloit Corp.	485,503	36,004,902

Healthcare products—3.6%
Align Technology, Inc.*	518,330	16,254,829
Sirona Dental Systems, Inc.*	919,404	61,112,784
Thoratec Corp.*	877,141	$32,041,960

Healthcare services—0.7%
WellCare Health Plans, Inc.*	423,320	21,466,557

Home builders—1.6%
The Ryland Group, Inc.	1,224,851	48,651,082
TRI Pointe Homes, Inc.*	50,000	952,500

Home furnishings—0.4%
Universal Electronics, Inc.*	683,766	13,059,931

Household products/wares—0.6%
Tumi Holdings, Inc.*	874,092	19,658,329

Insurance—1.2%
Enstar Group Ltd.*	106,738	13,135,178
ProAssurance Corp.	542,564	24,437,083

Internet—3.5%
BroadSoft, Inc.*	462,689	15,717,545
Liquidity Services, Inc.*	551,988	17,591,858
Sapient Corp.*	1,061,373	12,853,227
TIBCO Software, Inc.*	957,889	22,452,918
Web.com Group, Inc.*	1,157,512	18,751,695
Zillow, Inc., Class A*	512,849	19,406,206

Machinery-construction & mining—1.4%
Terex Corp.*	1,346,545	43,601,127

Machinery-diversified—1.4%
Chart Industries, Inc.*	224,465	14,857,338
Cognex Corp.	723,370	28,688,854

Metal fabricate/hardware—0.9%
Northwest Pipe Co.*	255,802	6,305,519
RTI International Metals, Inc.*	740,874	21,040,822

Miscellaneous manufacturer—2.9%
Colfax Corp.*	1,291,249	57,602,618
Hexcel Corp.*	1,176,481	31,517,926

Oil & gas—3.7%
Atwood Oceanics, Inc.*	374,880	19,782,418
Gulfport Energy Corp.*	1,077,215	44,456,663
Oasis Petroleum, Inc.*	954,526	34,248,393
Pacific Drilling S.A.*	1,317,064	13,710,636

Oil & gas services—4.0%
Geospace Technologies Corp.*	622,867	56,157,689
Lufkin Industries, Inc.	859,326	49,763,568
Thermon Group Holdings, Inc.*	671,180	16,242,556

Pharmaceuticals—4.8%
BioMarin Pharmaceutical, Inc.*	343,079	18,831,606
Catamaran Corp.*	686,215	35,607,697
Onyx Pharmaceuticals, Inc.*	355,761	27,578,593
Salix Pharmaceuticals Ltd.*	730,967	35,013,319
ViroPharma, Inc.*	1,144,497	30,512,290

Real estate investment trusts (REITs)—4.7%
Glimcher Realty Trust	2,829,077	31,459,336
Tanger Factory Outlet Centers	871,468	30,867,397
The Geo Group, Inc.	1,401,955	45,731,772
Two Harbors Investment Corp.	2,750,522	34,161,483

Retail—9.8%
BJ's Restaurants, Inc.*	640,501	20,476,817
Buffalo Wild Wings, Inc.*	401,474	29,528,413
Cash America International, Inc.	626,282	30,005,170
Chico's FAS, Inc.	1,281,530	22,977,833
Del Frisco's Restaurant Group, Inc.*	730,565	11,550,232
Domino's Pizza, Inc.	453,345	$21,112,277
Genesco, Inc.*	1,196,605	74,584,390
The Pantry, Inc.*	1,210,744	15,134,300
Vitamin Shoppe, Inc.*	1,190,371	72,707,861

Semiconductors—2.7%
Cavium, Inc.*	924,725	30,922,804
Teradyne, Inc.*	1,813,560	29,307,130
Veeco Instruments, Inc.*	683,418	21,493,496

Software—7.7%
ANSYS, Inc.*	305,523	22,486,493
Concur Technologies, Inc.*	416,473	27,862,043
MedAssets, Inc.*	2,119,674	41,439,627
Medidata Solutions, Inc.*	1,265,285	59,202,685
PTC, Inc.*	1,299,533	30,123,175
Qlik Technologies, Inc.*	1,661,864	36,909,999
The Ultimate Software Group, Inc.*	151,555	15,388,895

Telecommunications—2.4%
EZchip Semiconductor Ltd.*	900,399	27,723,285
IPG Photonics Corp.	466,667	30,557,355
NICE Systems Ltd., Sponsored ADR*	400,605	14,778,319

Transportation—1.6%
Atlas Air Worldwide Holdings, Inc.*	442,844	19,967,836
Landstar System, Inc.	532,237	30,358,798

Total common stocks (cost $2,411,263,387)		3,026,641,868

Total investment portfolio (cost $2,411,263,387) 99.2%		3,026,641,868

Other assets in excess of liabilities 0.8%		24,360,325

Net assets 100.0%		$3,051,002,193

*	Non-income producing security

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	21.9%
Consumer, cyclical	19.3%
Industrial	18.6%
Technology	14.3%
Energy	7.7%
Financial	7.1%
Communications	5.9%
Basic materials	4.4%

      |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 01.31.2013

EAGLE SMALL CAP STOCK FUND

Common stocks—77.5%	Shares	Value

Aerospace/defense—1.7%
Esterline Technologies Corp.*	207	$13,743
HEICO Corp.	377	17,100

Apparel—3.5%
Iconix Brand Group, Inc.*	932	22,414
Steven Madden Ltd.*	421	19,400
Wolverine World Wide, Inc.	498	21,414

Auto parts & equipment—1.0%
Dana Holding Corp.	1,102	17,720

Banks—3.6%
City National Corp.	180	9,533
East West Bancorp, Inc.	681	15,969
First Midwest Bancorp, Inc.	1,094	13,861
Prosperity Bancshares, Inc.	287	12,946
SVB Financial Group*	180	11,947

Biotechnology—1.4%
Bio-Rad Laboratories, Inc., Class A*	109	12,403
Myriad Genetics, Inc.*	481	13,016

Chemicals—2.9%
Balchem Corp.	393	14,698
NewMarket Corp.	28	7,145
Rockwood Holdings, Inc.	223	12,205
Sensient Technologies Corp.	481	18,326

Commercial services—3.8%
Healthcare Services Group, Inc.	547	13,210
HMS Holdings Corp.*	329	8,968
Monro Muffler Brake, Inc.	407	14,742
Morningstar, Inc.	234	15,839
Ritchie Bros Auctioneers, Inc.	681	14,921

Computers—3.0%
j2 Global, Inc.	617	19,633
Jack Henry & Associates, Inc.	498	20,657
MICROS Systems, Inc.*	287	13,211

Diversified financial services—2.9%
Evercore Partners, Inc., Class A	706	27,054
Portfolio Recovery Associates, Inc.*	110	11,765
Stifel Financial Corp.*	377	13,892

Electric—0.8%
ALLETE, Inc.	318	14,673

Electronics—1.3%
II-VI, Inc.*	646	10,995
Rofin-Sinar Technologies, Inc.*	447	11,457

Entertainment—0.9%
Penn National Gaming, Inc.*	339	16,496

Food—2.7%
Flowers Foods, Inc.	788	21,181
The Hain Celestial Group Inc.*	303	17,268
TreeHouse Foods, Inc.*	185	9,792

Hand/machine tools—0.7%
Regal-Beloit Corp.	169	12,533

Healthcare products—6.6%
Align Technology, Inc.*	377	11,823
Cyberonics, Inc.*	165	7,154
Haemonetics Corp.*	274	11,491
Integra LifeSciences Holdings Corp.*	377	15,890
Luminex Corp.*	576	10,587
Masimo Corp.	447	9,074
Sirona Dental Systems, Inc.*	253	16,817
Techne Corp.	223	$15,985
Volcano Corp.*	370	9,265
West Pharmaceutical Services, Inc.	190	11,250

Healthcare services—0.6%
ICON Plc, Sponsored ADR *	366	10,727

Housewares—0.5%
The Toro Co.	187	8,234

Insurance—3.2%
Endurance Specialty Holdings Ltd.	447	19,186
HCC Insurance Holdings, Inc.	540	20,887
ProAssurance Corp.	377	16,980

Internet—1.0%
Constant Contact, Inc.*	619	9,322
Sourcefire, Inc.*	198	8,435

Iron/steel—0.9%
Steel Dynamics, Inc.	1,023	15,560

Machinery-diversified—2.4%
Gardner Denver, Inc.	111	7,811
IDEX Corp.	229	11,425
The Middleby Corp.*	168	23,748

Miscellaneous manufacturer—2.5%
Actuant Corp., Class A	573	16,892
AptarGroup, Inc.	214	11,027
CLARCOR, Inc.	341	17,207

Oil & gas—1.3%
Carrizo Oil & Gas, Inc.*	541	11,621
Energy XXI Bermuda Ltd.	390	12,215

Oil & gas services—3.8%
Dril-Quip, Inc.*	180	14,596
Helix Energy Solutions Group, Inc.*	369	8,753
Key Energy Services, Inc.*	1,754	14,260
Lufkin Industries, Inc.	260	15,057
Superior Energy Services, Inc.*	600	14,982

Pharmaceuticals—0.8%
Akorn, Inc.*	1,086	14,216

Real estate investment trusts (REITs)—2.1%
BioMed Realty Trust, Inc.	549	11,172
Corporate Office Properties Trust	498	13,177
Home Properties, Inc.	207	12,725

Retail—7.0%
Ascena Retail Group, Inc.*	932	15,797
Buffalo Wild Wings, Inc.*	168	12,356
Casey's General Stores, Inc.	287	15,708
Copart, Inc.*	265	9,516
Express, Inc.*	959	17,626
MSC Industrial Direct Co., Inc., Class A	98	7,754
Texas Roadhouse, Inc.	886	15,585
The Men's Wearhouse, Inc.	528	16,025
Vitamin Shoppe, Inc.*	253	15,453

Semiconductors—3.0%
Hittite Microwave Corp.*	234	14,363
Power Integrations, Inc.	473	17,690
Semtech Corp.*	714	21,534

Software—3.8%
CommVault Systems, Inc.*	145	11,126
Open Text Corp.*	407	23,748
Progress Software Corp.*	796	18,682
Qlik Technologies, Inc.*	681	$15,125

Telecommunications—4.9%
Acme Packet, Inc.*	763	18,442
NeuStar, Inc., Class A*	473	21,351
NICE Systems Ltd., Sponsored ADR*	788	29,069
Plantronics, Inc.	481	19,779

Transportation—2.9%
Genesee & Wyoming, Inc., Class A*	253	21,399
Heartland Express, Inc.	501	6,929
Hub Group, Inc., Class A*	336	12,368
Landstar System, Inc.	207	11,807

Total common stocks (cost $1,363,025)		1,390,910

Total investment portfolio (cost $1,363,025) 77.5%**		1,390,910

Other assets in excess of liabilities 22.5%		404,912

Net assets 100.0%		$1,795,822

*	Non-income producing security

** As of close of business on January 31, 2013, the total investment portfolio represented 93.2% of the net assets of the Eagle Small Cap Stock Fund,  In accordance with GAAP, additional subscription activity processed as-of January 31, 2013 was included in the net assets causing the total investment portfolio to drop to 77.5% of net assets.  By the time this as-of capital activity settled, on February 5, 2013, the total investment portfolio represented 84.8% of net assets.

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	15.9%
Consumer, cyclical	12.9%
Financial	11.8%
Industrial	11.5%
Technology	9.8%
Communications	5.9%
Energy	5.1%
Basic materials	3.8%
Utilities	0.8%

      |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 01.31.2013

EAGLE SMALLER COMPANY FUND

Common stocks—94.2%	Shares	Value

Aerospace/defense—2.1%
HEICO Corp., Class A	30,769	$1,046,454
Orbital Sciences Corp.*	52,362	769,721

Apparel—1.0%
Carter's, Inc.*	15,078	908,148

Banks—6.2%
Cardinal Financial Corp.	36,795	601,230
First Financial Bancorp	21,790	333,169
Fulton Financial Corp.	42,420	461,954
Oriental Financial Group, Inc.	83,728	1,203,171
PrivateBancorp, Inc.	67,790	1,163,954
Signature Bank*	6,431	475,444
Sterling Financial Corp.	45,454	981,352
Texas Capital Bancshares, Inc.*	6,206	256,929

Biotechnology—2.5%
Charles River Laboratories International, Inc.*	16,320	674,343
Cubist Pharmaceuticals, Inc.*	35,157	1,513,157

Chemicals—2.3%
Albemarle Corp.	20,580	1,261,760
Kraton Performance Polymers, Inc.*	27,105	711,506

Coal—0.6%
Alpha Natural Resources, Inc.*	34,732	307,726
Arch Coal, Inc.	34,735	247,313

Commercial services—8.8%
Chemed Corp.	18,923	1,429,633
Cross Country Healthcare, Inc.*	41,162	232,565
Euronet Worldwide, Inc.*	44,829	1,096,966
FTI Consulting, Inc.*	23,300	757,250
Gartner, Inc.*	13,440	692,295
Matthews International Corp., Class A	30,162	988,107
On Assignment, Inc.*	71,060	1,737,417
Parexel International Corp.*	22,884	774,623

Computers—3.0%
Electronics for Imaging, Inc.*	50,345	1,138,804
NCR Corp.*	52,395	1,455,009

Distribution/wholesale—0.9%
Ingram Micro, Inc., Class A*	44,975	817,646

Diversified financial services—4.9%
AerCap Holdings N.V.*	41,403	604,898
Cohen & Steers, Inc.	28,970	952,823
Investment Technology Group, Inc.*	38,203	386,614
MarketAxess Holdings, Inc.	18,637	704,665
Nationstar Mortgage Holdings, Inc.*	21,652	781,421
The NASDAQ OMX Group, Inc.	31,885	902,983

Electric—2.1%
ALLETE, Inc.	40,639	1,875,083

Electrical components & equipment—1.3%
Belden, Inc.	22,790	1,097,339

Electronics—1.4%
FLIR Systems, Inc.	32,345	768,841
Rogers Corp.*	9,755	457,119

Engineering & construction—3.1%
Dycom Industries, Inc.*	69,913	1,466,775
URS Corp.	30,629	1,270,491

Food—0.6%
Hillshire Brands Co.	17,584	544,752

Gas—1.6%
AGL Resources, Inc.	34,195	$1,429,351

Healthcare products—1.6%
Merit Medical Systems, Inc.*	101,487	1,407,625

Healthcare services—2.8%
AmSurg Corp.*	46,225	1,442,682
MEDNAX, Inc.*	11,880	1,016,453

Household products/wares—1.9%
Jarden Corp.*	18,532	1,090,423
Prestige Brands Holdings, Inc.*	26,378	565,808

Insurance—4.4%
Allied World Assurance Co. Holdings AG	8,925	757,108
American Equity Investment Life Holding Co.	96,492	1,300,712
Assured Guaranty Ltd.	25,934	470,184
Platinum Underwriters Holdings Ltd.	11,240	547,725
Tower Group, Inc.	42,718	824,457

Internet—3.5%
1-800-Flowers.com, Inc., Class A*	134,685	541,434
Dealertrack Technologies, Inc.*	32,868	1,037,971
Equinix, Inc.*	7,036	1,515,766

Machinery-diversified—2.6%
AGCO Corp.*	13,990	741,470
Altra Holdings, Inc.	16,829	403,055
IDEX Corp.	23,360	1,165,430

Media—0.7%
John Wiley & Sons, Inc., Class A	16,513	632,448

Metal fabricate/hardware—0.4%
Kaydon Corp.	12,835	318,308

Mining—1.4%
AuRico Gold, Inc.*	100,568	709,005
IAMGOLD Corp.	58,345	481,346

Miscellaneous manufacturer—3.5%
AptarGroup, Inc.	15,680	807,990
Barnes Group, Inc.	44,019	1,052,054
Harsco Corp.	49,000	1,249,010

Oil & gas—2.9%
Comstock Resources, Inc.*	29,420	429,238
Range Resources Corp.	11,955	803,017
Rosetta Resources, Inc.*	25,470	1,350,420

Oil & gas services—3.9%
Dresser-Rand Group, Inc.*	28,786	1,757,385
Oceaneering International, Inc.	25,942	1,639,794

Packaging & containers—0.5%
Silgan Holdings, Inc.	9,826	421,535

Pharmaceuticals—1.1%
Herbalife Ltd.	25,192	914,973

Real estate investment trusts (REITs)—2.5%
BioMed Realty Trust, Inc.	11,781	239,743
Campus Crest Communities, Inc.	56,310	680,225
Government Properties Income Trust	24,548	610,018
Select Income REIT	25,050	630,508

Retail—3.8%
AFC Enterprises, Inc.*	48,000	1,394,880
Nu Skin Enterprises, Inc., Class A	18,070	765,445
RadioShack Corp.	68,770	226,253
Stage Stores, Inc.	40,948	935,662

Savings & loans—3.8%
BankUnited, Inc.	47,500	$1,277,750
Beneficial Mutual Bancorp, Inc.*	70,096	656,098
Berkshire Hills Bancorp, Inc.	29,989	725,734
People's United Financial, Inc.	55,710	685,790

Semiconductors—1.9%
Emulex Corp.*	89,525	683,971
Intersil Corp., Class A	55,025	475,966
Rovi Corp.*	29,666	512,925

Software—5.2%
ACI Worldwide, Inc.*	18,679	888,000
Aspen Technology, Inc.*	62,237	1,904,452
Avid Technology, Inc.*	27,285	201,909
Bottomline Technologies de, Inc.*	44,001	1,279,549
Digital River, Inc.*	21,105	306,445

Telecommunications—2.5%
Cbeyond, Inc.*	43,033	378,690
DigitalGlobe, Inc.*	17,021	476,077
NeuStar, Inc., Class A*	26,600	1,200,724
Neutral Tandem, Inc.	34,537	95,668

Transportation—0.9%
Genesee & Wyoming, Inc., Class A*	9,545	807,316

Total common stocks (cost $52,296,282)		82,715,425

Holding companies—1.0%

Holding companies - diversified—1.0%
National Bank Holdings Corp., Class A	49,189	887,862

Total Holding companies (cost $939,057)		887,862

Investment companies—0.5%
Solar Capital Ltd.	18,875	476,971

Total investment companies (cost $437,084)		476,971

Total investment portfolio (cost $53,672,423) 95.7%		84,080,258

Other assets in excess of liabilities 4.3%		3,775,514

Net assets 100.0%		$87,855,772

*	Non-income producing security

Sector allocation
Sector	Percent of net assets
Financial	22.3%
Consumer, non-cyclical	19.3%
Industrial	15.8%
Technology	10.1%
Energy	7.4%
Communications	6.7%
Consumer, cyclical	5.7%
Utilities	3.7%
Basic materials	3.7%
Diversified	1.0%

      |   The accompanying notes are an integral part of the Investment Portfolios.

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2013

NOTE 1 | Organization and investment objective | The Eagle Series Trust (the “Trust”) is organized as a separate Massachusetts business trust. The Trust offers shares in the following series (each a “Fund” and collectively the “Funds”) and are advised by Eagle Asset Management, Inc. (“Eagle” or “Manager”). Each Fund is registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies.

The Eagle Family of Funds consists of the Eagle Capital Appreciation Fund, Eagle Growth & Income Fund and the Eagle Series Trust (each a “Trust” and collectively the “Trusts”). Members of the Boards of Trustees (each a “Board” and collectively the “Boards”) for the Trusts may serve as Trustees for one or more of the Trusts.

The Eagle Series Trust currently offers shares in seven series:

●	The Eagle International Equity Fund (“International Equity Fund”) seeks capital appreciation principally through investment in a portfolio of international equity securities,

●	The Eagle Investment Grade Bond Fund (“Investment Grade Bond Fund”) seeks current income and preservation of capital,

●	The Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,

●	The Eagle Mid Cap Stock Fund (“Mid Cap Stock Fund”) seeks long-term capital appreciation,

●	The Eagle Small Cap Growth Fund (“Small Cap Growth Fund”) seeks long-term capital appreciation, and

●	The Eagle Small Cap Stock Fund (“Small Cap Stock Fund”) seeks capital appreciation, and

●	The Eagle Smaller Company Fund (“Smaller Company Fund”) (formerly known as the Eagle Small Cap Core Value Fund) seeks capital growth.

Class offerings | Each Fund is authorized and currently offers Class A, Class C, Class I, Class R-3 and Class R-5 shares to qualified buyers. The Mid Cap Growth Fund, the Mid Cap Stock Fund, the Small Cap Growth Fund, the Small Cap Stock Fund and the Smaller Company Fund are authorized and currently offer Class R-6 shares to qualified buyers.

●
For all Funds except the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

●	Class C shares are sold subject to a CDSC of 1% of the lower of NAV or purchase price if redeemed within one year of purchase.

●	Class I, Class R-3, Class R-5, and Class R-6 shares are each sold without a front-end sales charge or a CDSC to qualified buyers.

The Eagle Series Trust also includes the Eagle Tax-Exempt Bond Fund which is not currently offered for sale.

NOTE 2 | Significant accounting policies Use of estimates | The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities | The price of each Fund’s shares is based on the NAV per share of each class of a Fund. The Funds determine the NAV of their shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 p.m. Eastern Time) (“NYSE Close”), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Manager is not required to recalculate the NAV.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

●	The quotation may be stale;

●	The quotation may be unreliable because the security is not actively traded;

●	Trading on the security halted before the close of the trading market;

●	Security is newly issued;

●	Issuer-specific events occurred after the security halted trading; or

●	Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Issuer-specific events may cause the last market quotation to be unreliable. Such events may include:

●	A merger or insolvency;

●	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

●	Market events, such as a significant movement in the U.S. markets.

Both the latest transaction prices and adjustments are furnished by independent pricing services subject to supervision by the Board. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (“Procedures”) approved by the Board. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is the amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee comprised of certain officers of the Trusts and other employees of the Manager (“Valuation Committee”). The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Eagle checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Eagle compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Eagle documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for a Fund. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Board, and may occur as a result of lookback testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading the Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

●
Domestic exchange-traded equity securities | Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

●
Foreign equity securities | If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the NYSE Close, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may fair value a security if certain events occur between the time trading ends on a particular security and the Fund’s NAV calculation. The Fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer-specific event has occurred that Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, the Fund will price the security at fair value. Eagle also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the NYSE close. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of a Fund’s shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the Fund.

●
Fixed income securities | Government bonds, corporate bonds, asset-backed bonds, municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

●
Short-term securities | The amortized cost method of security valuation is used by the Funds (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended) for short-term investments (investments that have a maturity date of 60 days or less). The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/ amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates fair value.

●
Futures and options | Futures and options are valued on the basis of market quotations, if available. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures. At January 31, 2013, none of the Funds held any futures or options.

●
Investment Companies  | Investments in other investment companies are valued at their reported NAV. In addition, investments in exchange traded funds are valued on the basis of market quotations, if available. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements | Each Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined below:

Level 1—Valuations based on quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data. During the period ended January 31, 2013, none of the Funds held any investments that were deemed to be Level 3.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2013.

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total
International Equity Fund

Foreign common stocks

Advertising	$—	$441,888	$441,888

Aerospace/defense	—	786,352	786,352

Agriculture	—	111,648	111,648

Apparel	—	367,817	367,817

Auto manufacturers	—	2,070,405	2,070,405

Auto parts & equipment	—	428,427	428,427

Banks	437,807	6,716,991	7,154,798

Beverages	—	1,275,329	1,275,329

Building materials	—	609,006	609,006

Chemicals	—	1,429,531	1,429,531

Commercial services	—	188,208	188,208

Cosmetics/personal care	—	622,739	622,739

Distribution/wholesale	—	84,805	84,805

Diversified financial services	$32,868	$—	$32,868

Electric	—	243,008	243,008

Electrical components & equipment	—	95,673	95,673

Electronics	—	81,014	81,014

Engineering & construction	—	324,609	324,609

Food	—	1,210,753	1,210,753

Food service	—	155,571	155,571

Forest products & paper	—	193,454	193,454

Hand/machine tools	—	208,281	208,281

Healthcare services	—	194,327	194,327

Healthcare products	—	258,365	258,365

Home furnishings	—	111,707	111,707

Insurance	—	1,181,499	1,181,499

Internet	—	292,642	292,642

Iron/steel	—	82,687	82,687

Lodging	—	256,947	256,947

Machinery-construction & mining	—	392,423	392,423

Media	—	216,599	216,599

Mining	—	637,294	637,294

Oil & gas	207,457	349,479	556,936

Oil & gas services	—	90,168	90,168

Pharmaceuticals	—	3,399,025	3,399,025

Real estate	—	92,007	$92,007

Retail	—	1,149,644	1,149,644

Semiconductors	—	943,726	943,726

Software	—	346,235	346,235

Telecommunications	81,623	1,221,856	1,303,479

Transportation	—	168,445	168,445

Foreign preferred stocks	—	—	—

Auto manufacturers	—	639,637	639,637

Household products/wares	—	77,172	77,172

Semiconductors	—	59,964	59,964

Holding companies	—	67,076	67,076

Other financial instruments (appreciation)(a)	—	48,732	48,732

Other financial instruments (depreciation)(a)	—	(36,742)	(759,755)

Total investment portfolio	759,755	29,886,423	30,646,178

Investment Grade Bond Fund	—	—	—

Domestic corporate bonds(b)	—	48,234,170	48,234,170

Asset-backed securities and mortgage-backed obligations (b)	—	49,867,177	49,867,177

U.S. Treasuries	—	23,102,715	23,102,715

U.S. Government agency securities	—	5,472,990	5,472,990

Supranational banks	—	1,046,792	1,046,792

Total investment portfolio	—	127,723,844	127,723,844

Mid Cap Growth Fund
Domestic common stocks (b)	$474,035,040	$—	$474,035,040
Total investment portfolio	$474,035,040	$—	$474,035,040

Mid Cap Stock Fund
Domestic common stocks (b)	$480,240,060	$—	$480,240,060
Total investment portfolio	$480,240,060	$—	$480,240,060

Small Cap Growth Fund
Domestic common stocks (b)	$3,026,641,868	$—	$3,026,641,868
Total investment portfolio	$3,026,641,868	$—	$3,026,641,868

Small Cap Stock Fund
Domestic common stocks (b)	$1,390,910	$—	$1,390,910
Total investment portfolio	$1,390,910	$—	$1,390,910

Smaller Company Fund
Domestic common stocks (b)	$82,715,425	$—	$82,715,425
Investment companies	476,971	—	476,971
Holding companies	887,862	—	887,862
Total investment portfolio	$84,080,258	$—	$84,080,258

(a)	Other financial instruments include foreign forward currency exchange contracts which are valued at the unrealized appreciation/(depreciation) of the instruments.
(b)	Please see the investment portfolio for detail by industry.

During the period ended January 31, 2013, the Funds had no significant transfers in or out of Levels 1, 2, or 3.

Derivative instruments | Authoritative guidance over derivatives requires qualitative disclosures about the objectives and strategies for using derivative instruments, quantitative disclosures about the fair value of, and gains and losses on, derivative instruments, as well as disclosures about credit-risk-related contingent features in derivative agreements.

Forward foreign currency exchange contracts | Each of the Funds except the Small Cap Growth Fund is authorized to enter into forward foreign currency contracts which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Forward foreign currency exchange contracts are translated to U.S. dollars using forward exchange rates provided by a pricing service as of the close of the NYSE each valuation day and the unrealized gain or loss is included in the Statements of Assets and Liabilities. When the contracts are closed, the gain or loss is realized. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts.

Real estate investment trusts (“REITs”) | There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts.

Repurchase agreements | Each Fund may enter into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.  At January 31, 2013, none of the Funds held a repurchase agreement.

Revenue recognition | Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Foreign capital gains taxes  | The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds may accrue such taxes when the related income or tax gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.

Expenses | Each Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Boards. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class. Other expenses of each Fund are allocated to each class of shares based upon its relative percentage of net assets. The Funds have entered into an arrangement with the custodian whereby each Fund receives credits on uninvested cash balances which are used to offset a portion of each Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statements of Operations.

Class allocations | Each class of shares has equal rights to earnings and assets except that each class may bear different expenses for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Distribution of income and gains | Each Fund except the Investment Grade Bond Fund distributes net investment income annually. Distributions of net investment income in the Investment Grade Bond Fund are made monthly. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other | In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.

NOTE 3 | Federal income taxes and distributions | Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since each of the Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character; these adjustments have no effect on net assets or NAV per share. Financial reporting records are not adjusted for temporary differences.

As of January 31, 2013, the identified cost of investments in securities owned by each Fund for federal income tax purposes were as follows:

Identified cost
International Equity Fund	$23,300,803
Investment Grade Bond Fund	126,349,791
Mid Cap Growth Fund	363,384,022
Mid Cap Stock Fund	436,087,968
Small Cap Growth Fund	2,428,513,731
Small Cap Stock Fund	1,363,484
Smaller Company Fund	53,778,390

As of January 31, 2013, the net unrealized appreciation (depreciation) of investments in securities owned by each Fund were as follows:

	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation (depreciation)
International Equity Fund	$7,408,797	$(75,412)	$7,333,385
Investment Grade Bond Fund	1,735,833	(361,780)	1,374,053
Mid Cap Growth Fund	115,239,975	(4,588,957)	110,651,018
Mid Cap Stock Fund	50,393,650	(6,241,558)	44,152,092
Small Cap Growth Fund	677,156,018	(79,027,881)	598,128,137
Small Cap Stock Fund	35,795	(8,369)	27,426
Smaller Company Fund	33,583,837	(3,281,969)	30,301,868

The differences between book-basis and tax-basis net unrealized  appreciation (depreciation) is primarily attributable to the deferral of losses from wash sales.

NOTE 4 | Subsequent events | The Board of Trustees for the Eagle Series Trust has approved the establishment of the Eagle International Stock Fund as a new Fund of the Eagle Series Trust. Subsequently, the Eagle Series Trust filed an amendment to its registration statement.  The Fund is subadvised by ClariVest Asset Management LLC and commenced operations on February 28, 2013.

The Board of Trustees for the Eagle Series Trust has approved the liquidation of the Eagle International Equity Fund.  The Fund is expected to cease operations on or about April 26, 2013.

Item 2. Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Eagle Series Trust that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE SERIES TRUST
Date: March 28, 2013
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

EAGLE SERIES TRUST
Date: March 28, 2013
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date: March 28, 2013
/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer